Short -Term Debt	6 Months Ended
Mar. 31, 2024
Short-Term Debt [Abstract]
SHORT-TERM DEBT
7.	SHORT-TERM DEBT

The short-term debt was as follows:

	September 30, 2023	March 31, 2024
	RMB	RMB
Short-term debt	44,432	54,460

During the six months ended March 31, 2024, the Company entered into loan agreements with certain third parties to borrow an aggregation of RMB 12,346 (equivalent of US$1,710). The loans bore an interest rate of 3.85% per annum and payable in twelve months. During the six months ended March 31, 2024, the Company also repaid loans of RMB 4,254 (equivalent of US$589) to third parties.

During the six months ended March 31, 2023, the Company entered into loan agreements with certain third parties to borrow an aggregation of RMB 25,527 (equivalent of US$3,750). The loans bore an interest rate of 3.85% per annum and payable in twelve months.